DESCRIPTION OF THE PLAN (Details) - EBP 002 - USD ($)	12 Months Ended
	Apr. 30, 2025	Apr. 30, 2024
EBP, Description of Plan [Line Items]
Employer contribution, matching percentage	50.00%
Participant compensation matched, percentage	6.00%
Employer contribution vesting percentage	20.00%
Vesting service period	5 years
Maximum borrowing, amount	$ 50,000
Maximum borrowing to total account, percentage	50.00%
Excess contributions payable	$ 102,281	$ 150,396
Forfeited nonvested account, decrease from employer contribution	72,248	48,227
Unallocated forfeiture	$ 7,729	$ 9,068
Minimum
EBP, Description of Plan [Line Items]
Borrowing term	1 year
Participant loan, interest rate	3.30%
Maximum
EBP, Description of Plan [Line Items]
Borrowing term	5 years
Participant loan, interest rate	8.50%